Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reserves within equity [line items]
Beginning balance	¥ 8,234,095	¥ 7,569,626	¥ 7,031,788
Adjustment during the year	26,321	(159,244)	69,543
Reclassification to retained earnings
Ending balance	8,565,790	8,234,095	7,569,626
Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance	8,234,095
Ending balance	8,614,994	8,234,095
Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance	(47,035)
Ending balance		(47,035)
Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance	5,442
Ending balance		5,442
Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance	8,192,502
Ending balance		8,192,502
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	(23,383)	12,125	64,478
Reclassification to retained earnings	23,383	(12,125)	(64,478)
Ending balance
Remeasurements of defined benefit plans [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Remeasurements of defined benefit plans [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Remeasurements of defined benefit plans [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Remeasurements of defined benefit plans [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance		85,947	61,639
Adjustment during the year	(26,696)	20,655	24,049
Reclassification to retained earnings	(29,273)	(1,197)	259
Ending balance	49,228		85,947
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance	105,405
Ending balance		105,405
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance	(208)
Ending balance		(208)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance	105,197
Ending balance		105,197
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance		265,459	274,476
Adjustment during the year	77,372	(192,572)	(9,017)
Reclassification to retained earnings
Ending balance	165,155		265,459
Exchange differences on translating foreign operations [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance	72,887
Ending balance		72,887
Exchange differences on translating foreign operations [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance
Ending balance
Exchange differences on translating foreign operations [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance	14,896
Ending balance		14,896
Exchange differences on translating foreign operations [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance	87,783
Ending balance		87,783
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance		351,406	336,115
Adjustment during the year	27,293	(159,792)	79,510
Reclassification to retained earnings	(5,890)	(13,322)	(64,219)
Ending balance	214,383		¥ 351,406
Other components of equity [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance	178,292
Ending balance		178,292
Other components of equity [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance	(208)
Ending balance		(208)
Other components of equity [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance	14,896
Ending balance		14,896
Other components of equity [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance	¥ 192,980
Ending balance		¥ 192,980